Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investment income [line items]
Bank deposits	¥ 25,860	¥ 26,695	¥ 22,699
Loans	31,948	27,111	22,894
Securities purchased under agreements to resell	772	161	281
Total	154,497	139,919	125,167
Debt securities [member]
Disclosure of investment income [line items]
Debt securities - held-to-maturity securities	44,757	38,229	34,657
Securities - available-for-sale securities	22,695	21,373	22,991
Securities - at fair value through profit or loss	3,482	3,546	3,869
Equity securities [member]
Disclosure of investment income [line items]
Securities - available-for-sale securities	24,185	21,823	16,492
Securities - at fair value through profit or loss	¥ 798	¥ 981	¥ 1,284